STOCK-BASED COMPENSATION (Details Narrative) - USD ($)							1 Months Ended			3 Months Ended	9 Months Ended	10 Months Ended
	Sep. 17, 2024	Sep. 16, 2024	Jun. 30, 2024	Apr. 30, 2024	Dec. 14, 2023	Mar. 16, 2023	Jan. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 26, 2023	Nov. 21, 2023	Jan. 14, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares price												$ 10.00			$ 10.00
Stardust Power Inc And Subsidiary [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued restricted shares						550,000
Number of shares, Unvested						259,000					125,411	68,125
Shares vesting period						24 months
Shares price					$ 0.00001	$ 0.00001
Shares vested term											6 months	1 year 3 months
Restricted shares value												$ 6
Shares repurchased					100,000
Restricted shares					177,700
Restricted shares granted						300,000
Shares reserved for future issuance						500,000						205,000
Shares granted								495,000	495,000			495,000
Shares granted exercise price								$ 0.03	$ 0.03
Options exercised												$ 14,850
Shares unvested repurchased					200,000
Share price					$ 0.03
Shares repurchased value					$ 6,000
Shares exercised outstanding											$ 7,667	$ 8,650
Shares awarded													215,000
Stardust Power Inc And Subsidiary [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested											1,777,615
Stardust Power Inc And Subsidiary [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vested term	3 years
Stardust Power Inc And Subsidiary [Member] | Twenty Twenty Three Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted				2,024,985
Stardust Power Inc And Subsidiary [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance											4,673,665
Stardust Power Inc And Subsidiary [Member] | Twenty Twenty Four Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested											1,504,296
Shares granted		1,504,296	2,024,985
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		74,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price		$ 12.00
Stardust Power Inc And Subsidiary [Member] | Twenty Twenty Four Equity Incentive Plan [Member] | Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested											506,596
Shares granted		506,596
Stardust Power Inc And Subsidiary [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance						2,301,120					1,150,560
Shares unvested repurchased												(177,700)
Shares repurchased value												$ 2
Stardust Power Inc And Subsidiary [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued restricted shares						2,531,232
Number of shares, Unvested						1,191,980					125,411	313,528
Shares vesting period						24 months
Shares granted								2,278,108	2,278,108
Shares unvested repurchased					920,448
Share price					$ 0.0065
Stardust Power Inc And Subsidiary [Member] | Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance											0
Share price														$ 12.00
Stardust Power Inc And Subsidiary [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period								3 years	3 years
Shares vested term												5 years 25 days
Stardust Power Inc And Subsidiary [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period								5 years	5 years
Shares vested term												5 years 11 months 4 days
Stardust Power Inc And Subsidiary [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted								475,000	475,000
Stardust Power Inc And Subsidiary [Member] | Employee [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted								2,186,064	2,186,064
Stardust Power Inc And Subsidiary [Member] | Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares vesting period								18 months	18 months
Shares granted								20,000	20,000
Compensation not yet recognized												$ 45,061
Stock based compensation term												1 year
Stardust Power Inc And Subsidiary [Member] | Consultant [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized											$ 10,293,051
Stock based compensation term											4 years
Stardust Power Inc And Subsidiary [Member] | Consultant [Member] | Revision of Prior Period, Reclassification, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted								92,045	92,045
Shares granted exercise price								$ 0.0065	$ 0.0065
Stardust Power Inc And Subsidiary [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized											$ 424,924	$ 675,488
Stock based compensation term											2 years 10 months 6 days	3 years 7 months 9 days
Stardust Power Inc And Subsidiary [Member] | Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized											$ 12,051,682
Stock based compensation term											3 years
Stardust Power Inc And Subsidiary [Member] | Employees And Nonemployee Directors [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized											$ 6,964,717
Stock based compensation term											3 years 14 days
Stardust Power Inc And Subsidiary [Member] | Performance Shares [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation not yet recognized											$ 3,363,929
Stock based compensation term											2 years 11 months 15 days
Stardust Power Inc And Subsidiary [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted shares value							$ 3
Stardust Power Inc And Subsidiary [Member] | Subsequent Event [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unvested repurchased										230,105
Share price										$ 0.0065
Stardust Power Inc And Subsidiary [Member] | Subsequent Event [Member] | Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unvested repurchased										25,575